PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

10.	PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	As of
	September 30, 2025	December 31, 2024
Computer hardware and software	$3,996	$3,070
Furniture, fixture, and equipment	18	9
Total property and equipment	4,014	3,079
Less: accumulated depreciation	(1,500)	(963)
Property and equipment, net	$2,514	$2,116

For the three and nine months ended September 30, 2025 depreciation expense was $205 thousand and $537 thousand, respectively. For the three and nine months ended September 30, 2024 depreciation expense was $135 thousand and $355 thousand, respectively.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED